SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended September 30,		Three months ended September 30,
	2015	2014	2015	2014

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,202	$2,432	$2,178	$2,176
Gross profit	1,005	1,078	1,859	1,890
R&D expenses	132	133	220	221
S&M expenses	295	387	417	470
Segment profit	$578	$558	$1,222	$1,199

	Generics		Specialty
	Nine months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014

	U.S.$ in millions		U.S.$ in millions

Revenues	$7,289	$7,345	$6,224	$6,317
Gross profit	3,487	3,170	5,345	5,501
R&D expenses	377	381	655	658
S&M expenses	1,004	1,192	1,360	1,448
Segment profit	$2,106	$1,597	$3,330	$3,395

	Three months ended		Nine months ended
	September 30,		September 30,
	2015	2014	2015	2014

	U.S.$ in millions

Generic medicines profit	$578	$558	$2,106	$1,597
Specialty medicines profit	1,222	1,199	3,330	3,395
Total segment profit	1,800	1,757	5,436	4,992
Profit of other activities	58	48	164	165
Total profit	1,858	1,805	5,600	5,157
Amounts not allocated to segments:
Amortization	203	242	637	783
General and administrative expenses	316	293	948	897
Legal settlements and loss contingencies	(80)	(122)	531	(67)
Impairments, restructuring and others	384	164	968	364
Other unallocated amounts	25	116	95	171

Consolidated operating income	1,010	1,112	2,421	3,009
Financial expenses - net	697	84	930	243
Consolidated income before income taxes	$313	$1,028	$1,491	$2,766

Segment revenues by geographic area:
	Three months ended		Nine months ended
	September 30,		September 30,

	2015	2014	2015	2014

	U.S.$ in millions
Generic Medicines
United States	$1,032	$1,124	$3,797	$3,240
Europe*	661	757	2,006	2,389
Rest of the World	509	551	1,486	1,716
Total Generic Medicines	2,202	2,432	7,289	7,345
Specialty Medicines
United States	1,701	1,533	4,802	4,482
Europe*	369	467	1,152	1,450
Rest of the World	108	176	270	385
Total Specialty Medicines	2,178	2,176	6,224	6,317
Other Revenues
United States	1	3	8	104
Europe*	169	184	508	597
Rest of the World	273	263	742	741
Total Other Revenues	443	450	1,258	1,442
Total Revenues	$4,823	$5,058	$14,771	$15,104

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines:
	Three months ended		Nine months ended
	September 30,		September 30,
	2015	2014	2015	2014

	U.S. $ in millions

CNS	$1,366	$1,440	$3,939	$4,124
Copaxone®	1,085	1,107	3,063	3,116
Azilect®	92	103	304	320
Nuvigil®	97	94	273	283
Respiratory	285	218	803	705
ProAir®	149	111	401	358
QVAR®	92	64	273	209
Oncology	326	299	883	845
Treanda®	207	180	543	541
Women's health	115	137	354	389
Other Specialty	86	82	245	254
Total Specialty Medicines	$2,178	$2,176	$6,224	$6,317